Securities - Schedule of Unrealized Gains and Losses (Detail) - CAD ($) $ in Millions		Apr. 30, 2024	Oct. 31, 2023
Disclosure of financial assets [line items]
FVOCI Securities	[1]	$ 70,345	$ 62,819
Cost or amortized cost [member]
Disclosure of financial assets [line items]
FVOCI Securities		71,554	64,881
Gross Unrealized Gains [member]
Disclosure of financial assets [line items]
FVOCI Securities		114	80
Gross Unrealized Losses [member]
Disclosure of financial assets [line items]
FVOCI Securities		(1,323)	(2,142)
Fair value [member]
Disclosure of financial assets [line items]
FVOCI Securities		70,345	62,819
Canadian federal government [member] | Cost or amortized cost [member]
Disclosure of financial assets [line items]
FVOCI Securities		26,462	20,579
Canadian federal government [member] | Gross Unrealized Gains [member]
Disclosure of financial assets [line items]
FVOCI Securities		14	14
Canadian federal government [member] | Gross Unrealized Losses [member]
Disclosure of financial assets [line items]
FVOCI Securities		(284)	(493)
Canadian federal government [member] | Fair value [member]
Disclosure of financial assets [line items]
FVOCI Securities		26,192	20,100
Canadian Provincial And Municipal Governments [member] | Cost or amortized cost [member]
Disclosure of financial assets [line items]
FVOCI Securities		4,086	5,281
Canadian Provincial And Municipal Governments [member] | Gross Unrealized Gains [member]
Disclosure of financial assets [line items]
FVOCI Securities		3	2
Canadian Provincial And Municipal Governments [member] | Gross Unrealized Losses [member]
Disclosure of financial assets [line items]
FVOCI Securities		(104)	(228)
Canadian Provincial And Municipal Governments [member] | Fair value [member]
Disclosure of financial assets [line items]
FVOCI Securities		3,985	5,055
US federal Government [member] | Cost or amortized cost [member]
Disclosure of financial assets [line items]
FVOCI Securities		8,051	6,245
US federal Government [member] | Gross Unrealized Gains [member]
Disclosure of financial assets [line items]
FVOCI Securities		9	0
US federal Government [member] | Gross Unrealized Losses [member]
Disclosure of financial assets [line items]
FVOCI Securities		(215)	(365)
US federal Government [member] | Fair value [member]
Disclosure of financial assets [line items]
FVOCI Securities		7,845	5,880
US State Municipal And Agencies Debt [member] | Cost or amortized cost [member]
Disclosure of financial assets [line items]
FVOCI Securities		4,917	5,486
US State Municipal And Agencies Debt [member] | Gross Unrealized Gains [member]
Disclosure of financial assets [line items]
FVOCI Securities		12	5
US State Municipal And Agencies Debt [member] | Gross Unrealized Losses [member]
Disclosure of financial assets [line items]
FVOCI Securities		(113)	(190)
US State Municipal And Agencies Debt [member] | Fair value [member]
Disclosure of financial assets [line items]
FVOCI Securities		4,816	5,301
Other governments [member] | Cost or amortized cost [member]
Disclosure of financial assets [line items]
FVOCI Securities		5,939	7,064
Other governments [member] | Gross Unrealized Gains [member]
Disclosure of financial assets [line items]
FVOCI Securities		5	13
Other governments [member] | Gross Unrealized Losses [member]
Disclosure of financial assets [line items]
FVOCI Securities		(65)	(108)
Other governments [member] | Fair value [member]
Disclosure of financial assets [line items]
FVOCI Securities		5,879	6,969
NHA MBS US agency MBS and CMO [member] | Cost or amortized cost [member]
Disclosure of financial assets [line items]
FVOCI Securities		17,939	16,421
NHA MBS US agency MBS and CMO [member] | Gross Unrealized Gains [member]
Disclosure of financial assets [line items]
FVOCI Securities		24	12
NHA MBS US agency MBS and CMO [member] | Gross Unrealized Losses [member]
Disclosure of financial assets [line items]
FVOCI Securities		(459)	(668)
NHA MBS US agency MBS and CMO [member] | Fair value [member]
Disclosure of financial assets [line items]
FVOCI Securities		17,504	15,765
Corporate debt [member] | Cost or amortized cost [member]
Disclosure of financial assets [line items]
FVOCI Securities		4,028	3,676
Corporate debt [member] | Gross Unrealized Gains [member]
Disclosure of financial assets [line items]
FVOCI Securities		5	3
Corporate debt [member] | Gross Unrealized Losses [member]
Disclosure of financial assets [line items]
FVOCI Securities		(83)	(90)
Corporate debt [member] | Fair value [member]
Disclosure of financial assets [line items]
FVOCI Securities		3,950	3,589
Corporate equity [member] | Cost or amortized cost [member]
Disclosure of financial assets [line items]
FVOCI Securities		132	129
Corporate equity [member] | Gross Unrealized Gains [member]
Disclosure of financial assets [line items]
FVOCI Securities		42	31
Corporate equity [member] | Gross Unrealized Losses [member]
Disclosure of financial assets [line items]
FVOCI Securities		0
Corporate equity [member] | Fair value [member]
Disclosure of financial assets [line items]
FVOCI Securities		$ 174	$ 160

[1]	Amounts are net of ACL of $4 million ($3 million as at October 31, 2023).